Deposits (Tables)	12 Months Ended
Mar. 31, 2015
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$83 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2015) or more and the balances of these deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2014 and 2015 are as follows:

	2014	2015
	(in millions of yen)
Domestic offices:
Time deposits	18,351,826	19,841,134
Certificates of deposit	8,117,512	9,011,589

Total	26,469,338	28,852,723

Foreign offices:
Time deposits	9,555,568	11,948,577
Certificates of deposit	4,638,265	6,683,316

Total	14,193,833	18,631,893

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2015 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	25,185,878	9,008,040	34,193,918
Due after one year through two years	1,937,237	3,550	1,940,787
Due after two years through three years	1,344,793	—	1,344,793
Due after three years through four years	393,411	—	393,411
Due after four years through five years	422,252	—	422,252
Due after five years	139,918	—	139,918

Total	29,423,489	9,011,590	38,435,079

Foreign offices:
Due in one year or less	11,931,261	6,633,898	18,565,159
Due after one year through two years	17,751	40,398	58,149
Due after two years through three years	2,482	9,020	11,502
Due after three years through four years	3,724	—	3,724
Due after four years through five years	48	—	48
Due after five years	313	—	313

Total	11,955,579	6,683,316	18,638,895

Total	41,379,068	15,694,906	57,073,974